Schedule of Income Tax Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
U.S. Federal
U.S. State	5,750
U.S. Foreign
Total current provision	5,750
Deferred
U.S. Federal
U.S. State
U.S. Foreign
Total deferred benefit
Change in valuation allowance
Total provision for income taxes	$ 5,750